The Company You Keep®	New York Life Insurance Company
1 Rockwood Road
Sleepy Hollow, NY 10591
Bus: 914-846-3888
Fax: 914-846-4779
E-Mail: laura_bramson@newyorklife.com
www.newyorklife.com

Laura Molnar Bramson
Associate General Counsel

VIA EDGAR

February 2, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

      Variable Annuity Separate Account – IV

      Form N-4 Registration Statement

      File Nos. 333-156019 and 811-21397

Commissioners:

Submitted herewith for filing on behalf of New York Life Insurance and Annuity Corporation (“NYLIAC”) and NYLIAC Variable Annuity Separate Account – III is Post-Effective Amendment No. 15 to the registration statement on Form N-4 under the Securities Act of 1933 (“1933 Act”) and Amendment No. 48 to the registration statement on the same Form N-4 under the Investment Company Act of 1940.

Units of interest of the Separate Account are offered through variable annuity contracts, marketed under the following names: New York Life Premier Variable Annuity (“Premier”), New York Life Premier Variable Annuity II (“Premier II”), New York Life Premier Plus Variable Annuity (“Premier Plus”) and New York Life Premier Plus Variable Annuity II (“Premier Plus II”) (such Premier, Premier II, Premier Plus and Premier Plus II, together, the “Contracts”).

This Amendment is being filed pursuant to Rule 485 (a)(1) of the 1933 Act for the purpose of changing disclosure relating to: (i) the Mortality and Expense Risk charges for the Premier II and Premier Plus II Contracts; (ii) premium credit rates for the Premier Plus and Premier Plus II Contracts; and (iii) charges for (a) the Annual Death Benefit Reset Rider offered through all Contracts, (b) the Investment Protection Rider offered through the Premier II and Premier Plus II Contracts, and (c) the Guaranteed Investment Protection Rider 2.0, the Guaranteed Investment Protection Rider, the Investment Protection Plan II Rider and the Investment Protection Plan Rider offered through the Premier and Premier Plus Contracts. We are also adding disclosure relating to new static asset allocation models available for all Contracts. All changes will be effective as of May 1, 2016. We expect to make further updating changes to fund fees and other financial information, and to reflect SEC staff comments on this Amendment, through a subsequent amendment pursuant to Rule 485(b) in April 2016.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3888.

Very truly yours,

/s/ Laura Molnar Bramson
Laura Molnar Bramson
Associate General Counsel